Share Capital (Details) - Schedule of stock option activities - Nukkleus Inc.[Member] - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021	Oct. 01, 2022	Sep. 30, 2020
Share Capital (Details) - Schedule of stock option activities [Line Items]
Number of Options outstanding	5,850,000
Weighted Average Exercise Price outstanding	$ 0.67	$ 0.67	$ 2.5	$ 0.67
Number of Options Granted		4,850,000	1,000,000
Weighted Average Exercise Price Granted		$ 0.29	$ 2.5
Number of Options Expired	(1,500,000)
Weighted Average Exercise Price Options Expired	$ (0.67)
Number of Options, Outstanding ending	4,350,000	5,850,000
Weighted Average Exercise Price Outstanding ending	$ 0.67	$ 0.67	$ 2.5	$ 0.67
Number of Options exercisable	2,150,000	2,050,000
Weighted Average Exercise Price Options exercisable	$ 1.23	$ 1.27
Number of Options expected to vest | shares	2,200,000	3,800,000
Weighted Average Exercise Price Options expected to vest | $ / shares	$ 0.12	$ 0.35